Note 6 - Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Period ending December 31	Future Commitments
2019 (remaining 6 months)	$232
2020	227
2021	232
2022	236
2023	80
Total future minimum lease payments	1,007
Less: imputed interest	(167)
Total	$840

Future
Year ending December 31	Commitments

2019	$239
Total	$239